OTHER INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 4: OTHER INTANGIBLE ASSETS, NET

	June 30, 2025	December 31, 2024
	$	$
Customer relationship & Other	227	266
IP & Technology	1,238	1,414
Capitalized software development costs	4,222	3,958

	5,687	5,638